Income Tax (Tables)	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Components of the Net Loss Before the Provision for Income Taxes	The components of the net loss before the provision for income taxes were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Domestic	(237,950)	(249,990)	(126,985)

Provision for Income Taxes
The provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2022	2021	2020
Current:
Federal	$—	$—	$—
State	—	16	13
Foreign	—	—	9
Total current provision	—	16	22
Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred provision	—	—	—
Total provision for income taxes	$—	$16	$22

Reconciliation of U.S. Federal Statutory Income Tax Rates to Effective Tax Rate
A reconciliation of the U.S. federal statutory income tax rates to the Company’s effective tax rate is as follows (in percentages):

	Year Ended December 31,
	2022	2021	2020
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	2.6	3.9	1.7
Change in valuation allowance	(23.2)	(17.9)	(17.5)
Research and development credit	1.2	0.5	0.2
Fair market value adjustment (1)	—	(5.9)	(2.1)
Non-deductible Convertible Notes interest expense	(1.4)	(1.5)	(2.2)
Other	(0.2)	(0.1)	(1.1)
Effective income tax rate	—%	—%	—%
__________________
(1)The adjustments related to the loss on valuation of derivative and warrant liabilities.

Deferred Tax Assets and Liabilities
The Company’s deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$182,302	$150,857
Deferred revenue	16,593	9,419
Stock-based compensation	5,276	4,679
Accruals and reserves, not currently deductible for tax purposes	11,355	10,665
Research and development credit	7,941	4,562
Goodwill and capitalized R&D expenses	12,936	888
Interest expense	1,405	1,808
Lease liability	6,172	6,511
Other	45	381
Gross deferred tax assets	244,025	189,770
Less valuation allowance	(237,399)	(182,113)
Net deferred tax assets	$6,626	$7,657
Deferred tax liabilities:
Property, plant and equipment	(1,612)	(1,344)
ROU assets	(5,014)	(6,313)
Other	—	—
Gross deferred tax liabilities	(6,626)	(7,657)
Net deferred tax asset (liabilities)	$—	$—

Net Operating Loss Carryforwards
The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2022	2021
Federal (Prior to 2018)	$237,850	$237,850
Federal (Post December 31, 2017)	491,620	361,815
State	531,138	437,868
Total	$1,260,608	$1,037,533

Summary of Tax Credit Carryforwards	The Company had research and development credit carryforwards as follows (in thousands):

	December 31,
	2022	2021
Federal	$7,167	$3,454
State	4,257	2,471
Total	$11,424	$5,925

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2022, 2021 and 2020 was as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Beginning balance	$1,481	$813	$707
Increase – tax positions in current period	1,375	668	106
Ending balance	$2,856	$1,481	$813